UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Annual Report September 30, 2005

EATON VANCE-ATLANTA
CAPITAL
INTERMEDIATE
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Gregory L. Coleman
James A. Womack

The Fund

Performance for the Past Year

• For the year ended September 30, 2005, the Fund’s Class I shares had a total return of 1.88%, the result of a decrease in net asset value (NAV) per share to $9.70 on September 30, 2005, from $9.91 on September 30, 2004, and the reinvestment of $0.350 per share in dividends and $0.043 per share in capital gains distributions.(1) Based on the most recent dividend and NAV on September 30, 2005 of $9.70 per share for Class I, the Fund’s distribution rate was 3.61%.(2) The SEC 30-day yield for Class I shares at September 30, 2005 was 3.24%.(3)

• For comparison, the Fund’s benchmark, the Lehman U.S. Intermediate Aggregate Index, had a return of 2.24% for the same period. The Lehman Intermediate Govt/Credit (Ex-BAA) + ABS + MBS Index had a return of 2.29% for the same period.(4)

Management Discussion

• Interest rates rose substantially over the last 12 months, weighing on the returns of intermediate fixed-income securities. Short-term and long-term maturities performed best, while intermediate maturity bonds lagged as the yield curve flattened.

• For the 12 months ended September 30, 2005, the economy grew at a solid 3.6% rate, despite dealing with the effects of six major hurricanes, dramatically higher energy prices and substantially tighter monetary policy. Even with these headwinds, the unemployment rate managed to fall half a percent to 4.9%, pre-Hurricane Katrina.

• Rising home prices were a major driver of consumer spending in 2005. With home prices nationally rising over 13%,* the gains in consumer net worth continued to outpace the rise in consumer debt. This allowed for further home equity extraction, a substantial portion of which was used for home improvement outlays and other discretionary spending.

• By September 30, 2005, the Federal Reserve had raised its key Federal Funds rate eight times to 3.75% from 1.75%. In the last year, 2-year Treasury yields rose 156 basis points to 4.17%, while 10-year yields rose 20 basis points to 4.32%. The yield gap between 2-year and 10-year Treasuries narrowed to 15 basis points from 151 basis points a year ago, producing a nearly flat yield curve.

• Inflation and inflation expectations accelerated, putting more upward pressure on interest rates. Led by dramatic increases in energy prices, the Consumer Price Index (CPI) rose at a whopping 4.7% rate for the year ending September 30, 2005, versus only 2.5% for the previous year. This was the highest 12- month increase since June of 1991. The core CPI (which excludes more volatile food and energy price changes) was still well contained. This price measure rose at a 2.0% annual rate for the year ended September 30, 2005, identical to the previous year’s reading.

*Source: Office of Federal Housing Enterprise Oversight.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable)  with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Class I shares are offered to certain investors at net asset value. (2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) The Lehman U.S. Intermediate Aggregate Index is a broad-based index of intermediate maturity bonds. The Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index (the “Secondary Index”) is a market-value weighted index that covers U.S. investment-grade fixed-rate bonds rated A3 or better by Moody’s with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both indexes are U.S. domestic, taxable and dollar-denominated. The Secondary Index is included because the securities included therein are similar to those that the Fund may acquire. It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

• The Fund’s shorter-than-benchmark duration was a contributor to performance over the last year. Additionally, the Fund’s positioning along the yield curve, with relatively higher concentrations in the short and long end of the yield curve, also contributed to performance.

• The mortgage-backed, asset-backed and agency sectors all outperformed Treasuries by about 0.7% in the last year. The Fund benefited by being collectively overweighted in these sectors for the period.

• Corporate bond returns were hurt by auto issuers GM and Ford, but still managed to outperform Treasuries by 0.1%. Both GM & Ford were downgraded to “junk” status from the investment grade category by Moody’s, Standard & Poor’s and Fitch Ratings. These were among the largest issuers in the investment grade corporate debt market and the Fund benefited by not owning bonds issued by either GM or Ford.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund Sector Weightings†

By net assets

†                  As of September 30, 2005. Fund Sector Weightings may not be representative of the Fund’s current or future investments and may change due toactive management.

3

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Lehman U.S. Intermediate Aggregate Index, a broad-based index of intermediate-maturity bonds, and the Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index, a market-value weighted index that covers U.S. investment-grade, fixed-rate bonds rated A3 or better by Moody’s Investors Service, Inc., with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both Indexes are U.S. domestic, taxable and dollar-denominated. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the Indexes. Class I total returns are presented at net asset value. The table includes the total returns of Class I of the Fund at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares. The Indexes’ total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance - Atlanta Capital Intermediate Bond Fund, Class I vs. the Lehman U.S. Intermediate Aggregate Index* and the Lehman Govt/Credit (Ex-Baa) + ABS + MBS Index*

April 30, 2002 – September 30, 2005

Performance**	Class I
Average Annual Total Returns (at net asset value)
One Year	1.88%
Life of Fund†	3.74%

†Inception Date – Class I: 4/30/02

*                 Source: Thomson Financial; Lehman Brothers. Class I of the Fund commenced investment operations on 4/30/02.

**          Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund . The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Intermediate Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 – 9/30/05)
Actual
Class I	$1,000.00	$1,019.20	$3.85
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.30	$3.85

* Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 wasinvested at the net asset value per share determined at the close of business on March 31, 2005.

5

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Asset Backed Securities - 11.0%
Security	Principal Amount (000's omitted)	Value
Capital One Prime Auto Receivables Trust, Series 2003-1, Class A3, 1.97%, 4/15/07	$8	$7,868
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	191	189,756
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	294,639
Chase Manhattan Auto Owner Trust, Series 2003-B, Class A3, 1.82%, 7/16/07	216	215,381
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	150	149,020
Onyx Acceptance Auto Trust, Series 2003-C, Class A3, 1.87%, 8/15/07	65	64,878
WFS Financial Owner Trust, 3.11%, 8/20/10	175	172,864
Total Asset Backed Securities (identified cost, $1,094,280)		$1,094,406
Corporate Bonds & Notes - 15.7%
Security	Principal Amount (000's omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$269,842
Countrywide Home Loan, 5.625%, 7/15/09	250	256,278
Emerson Electric, 7.125%, 8/15/10	200	221,529
Morgan Stanley, 5.30%, 3/1/13	250	252,873
Target Corp., 7.50%, 8/15/10	250	280,334
Verizon Global Funding Corp., 7.375%, 9/1/12	250	284,094
Total Corporate Bonds & Notes (identified cost, $1,503,820)		$1,564,950
Collateralized Mortgage Obligations - 22.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	$28	$28,325
Federal Home Loan Mortgage Corp., Series 1614, Class J, 6.25%, 11/15/22	8	7,793
Federal Home Loan Mortgage Corp., Series 2098, Class VA, 6.00%, 10/15/05	1	800
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	119	118,315

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	$315	$314,347
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	346	344,787
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	319	318,858
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	145	145,683
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	228	225,766
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	125	121,588
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	500	498,577
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	152	152,075
Total Collateralized Mortgage Obligations (identified cost, $2,347,218)		$2,276,914
U.S. Government Agencies - 18.5%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 5.125%, 3/6/06	$250	$251,169
Federal Home Loan Mortgage Corp., 4.125%, 10/18/10	350	344,013
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	205,411
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11	200	210,935
Federal National Mortgage Assn., 3.75%, 2/1/06	200	197,437
Federal National Mortgage Assn., 4.375%, 9/15/12	265	262,627
Federal National Mortgage Assn., 4.375%, 10/15/15	100	97,975
Federal National Mortgage Assn., 6.25%, 2/1/11	250	267,467
Total U.S. Government Agencies (identified cost, $1,810,134)		$1,837,034

See notes to financial statements

6

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Mortgage-Backed Securities - 17.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	$3	$3,096
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	193	189,636
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	50	48,691
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	189	188,713
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	256	251,631
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	187	178,435
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	350	343,407
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	97	95,324
Federal National Mortgage Assn., Pool #735095, 4.50%, 12/1/19	494	484,117
Total Mortgage-Backed Securities (identified cost, $1,805,748)		$1,783,050
U.S. Treasury Obligations - 10.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$100	$97,457
U.S. Treasury Note, 4.25%, 8/15/14	200	198,813
U.S. Treasury Note, 4.75%, 5/15/14	150	154,582
U.S. Treasury Note, 5.00%, 8/15/11	450	467,737
U.S. Treasury Strip, 0.00%, 5/15/09	95	81,798
Total U.S. Treasury Obligations (identified cost, $990,754)		$1,000,387
Total Investments - 96.0% (identified cost $9,551,954)		$9,556,741
Other Assets, Less Liabilities - 4.0%		$399,047
Net Assets - 100.0%		$9,955,788

See notes to financial statements

7

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investments, at value (identified cost, $9,551,954)	$9,556,741
Cash	357,575
Receivable for Fund shares sold	5,800
Receivable from the Administrator	37,880
Interest receivable	45,671
Total assets	$10,003,667
Liabilities
Payable for Fund shares redeemed	$9,835
Payable to affiliate for investment advisory fees	3,317
Dividends payable	413
Accrued expenses	34,314
Total liabilities	$47,879
Net assets	$9,955,788
Sources of Net Assets
Paid-in capital	$10,022,677
Accumulated distributions in excess of net realized gain (computed on the basis of identified cost)	(76,877)
Accumulated undistributed net investment income	5,201
Net unrealized appreciation (computed on the basis of identified cost)	4,787
Total	$9,955,788
Class I Shares
Net Assets	$9,955,788
Shares Outstanding	1,026,818
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.70

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Interest	$407,370
Total investment income	$407,370
Expenses
Investment adviser fee	$43,144
Trustees' fees and expenses	159
Legal and accounting services	26,817
Custodian fee	23,140
Registration fees	9,786
Transfer and dividend disbursing agent fees	4,926
Printing and postage	3,648
Miscellaneous	7,541
Total expenses	$119,161
Deduct - Reduction of custodian fee	$98
Allocation of expenses to the Administrator	37,880
Total expense reductions	$37,978
Net expenses	$81,183
Net investment income	$326,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$23,947
Net realized gain	$23,947
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(151,581)
Net change in unrealized appreciation (depreciation)	$(151,581)
Net realized and unrealized loss	$(127,634)
Net increase in net assets from operations	$198,553

See notes to financial statements

8

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment income	$326,187	$305,173
Net realized gain from investment transactions	23,947	73,781
Net change in unrealized appreciation (depreciation) from investments	(151,581)	(147,090)
Net increase in net assets from operations	$198,553	$231,864
Distributions to shareholders - From net investment income Class I	$(384,753)	$(329,400)
Class R	-	(25,885)
From net realized gain Class I	(48,184)	(43,062)
Class R	-	(3,967)
Total distributions to shareholders	$(432,937)	$(402,314)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class I	$2,307,472	$2,826,839
Class R	-	5,783
Net asset value of shares issued to shareholders in payment of distributions declared Class I	431,626	363,675
Class R	-	28,230
Cost of shares redeemed Class I	(3,536,041)	(3,266,425)
Class R	-	(1,036,548)
Net decrease in net assets from Fund share transactions	$(796,943)	$(1,078,446)
Net decrease in net assets	$(1,031,327)	$(1,248,896)
Net Assets
At beginning of year	$10,987,115	$12,236,011
At end of year	$9,955,788	$10,987,115
Accumulated undistributed net investment income included in net assets
At end of year	$5,201	$12,940

See notes to financial statements

9

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of year	$9.910	$10.060	$10.370	$10.000
Income (loss) from operations
Net investment income	$0.297	$0.268	$0.279	$0.166
Net realized and unrealized gain (loss)	(0.114)	(0.068)	0.038	0.397
Total income from operations	$0.183	$0.200	$0.317	$0.563
Less distributions
From net investment income	$(0.350)	$(0.311)	$(0.369)	$(0.193)
From net realized gain	(0.043)	(0.039)	(0.258)	-
Total distributions	$(0.393)	$(0.350)	$(0.627)	$(0.193)
Net asset value - End of year	$9.700	$9.910	$10.060	$10.370
Total Return(3)	1.88%	2.05%	3.20%	5.67%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$9,956	$10,987	$11,220	$12,089
Ratios (As a percentage of average daily net assets):
Net expenses	0.75%	0.75%	0.75%	0.75	%(4)
Net expenses after custodian fee reduction	0.75%	0.75%	0.75%	0.75	%(4)
Net investment income	3.03%	2.70%	2.76%	3.91	%(4)
Portfolio Turnover	39%	71%	1%	42%

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.10%	1.13%	1.06%	1.25	%(4)
Expenses after custodian fee reduction	1.10%	1.13%	1.06%	1.25	%(4)
Net investment income	2.67%	2.32%	2.45%	3.41	%(4)
Net investment income per share	$0.262	$0.230	$0.248	$0.145

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Annualized.

See notes to financial statements

10

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Intermediate Bond Fund (formerly Atlanta Capital Intermediate Bond Fund) (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund currently offers one class of shares. Class I shares are offered at net asset value and are not subject to a sales charge. The Fund previously offered Class R shares. Such offering was discontinued during the year ended September 30, 2004.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $1,191 which will reduce the

Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on September 30, 2013.

At September 30, 2005, net capital losses of $34,782 attributable to security transactions incurred after October 31, 2004, are treated as arising on the first day of the Fund's taxable year ending September 30, 2006.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

G  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2005 and September 30, 2004 was as follows:

	Year Ended September 30,
	2005	2004
Distributions declared from:
Ordinary income	$432,937	$356,567
Long-term capital gain	$-	$45,747

During the year ended September 30, 2005, accumulated undistributed net investment income was increased by $50,827, accumulated distributions in excess of net realized gain was increased by $50,811, and paid-in capital was decreased by $16 primarily due to differences between book and tax accounting for amortization and accretion on debt securities and the different treatment for paydown gains/losses on mortgage-backed securities, collateralized mortgage obligations and asset backed securities. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$5,614
Capital loss carryforward	$(1,191)
Unrealized loss	$(36,117)
Other temporary differences	$(35,195)

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

	Year Ended September 30,
Class I	2005	2004
Sales	235,256	284,906
Issued to shareholders electing to receive payments of distributions in Fund shares	44,058	36,679
Redemptions	(361,108)	(328,566)
Net decrease	(81,794)	(6,981)
	Year Ended September 30,
Class R	2005	2004(1)
Sales	-	583
Issued to shareholders electing to receive payments of distributions in Fund shares	-	2,849
Redemptions	-	(104,450)
Net decrease	-	(101,018)

(1)  Offering of Class R shares was discontinued during the year ended September 30, 2004 (See Note 1).

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2005, the advisory fee amounted to $43,144. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. Pursuant to a

12

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

voluntary expense reimbursement, the Administrator was allocated $37,880 of the Fund's operating expenses for the year ended September 30, 2005. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2005, EVM earned $35 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Purchases and Sales of Investments

Purchases, sales and principal paydowns of investments, other than short-term obligations, aggregated $3,975,006, $3,110,015, and $2,048,813 respectively, for the year ended September 30, 2005.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$9,592,858
Gross unrealized appreciation	$39,587
Gross unrealized depreciation	(75,704)
Net unrealized depreciation	$(36,117)

7  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2005.

13

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Investors of Eaton Vance-Atlanta Capital Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance-Atlanta Capital Intermediate Bond Fund (formerly Atlanta Capital Intermediate Bond Fund) (the "Fund") as of September 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance-Atlanta Capital Intermediate Bond Fund at September 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the three years in the period then ended and the period from the start of business, April 30, 2002, to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

14

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

OTHER MATTERS (Unaudited)

The Trust held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote for the Fund were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	849,555	0
James B. Hawkes	849,855	0
Samuel L. Hayes, III	849,555	0
William H. Park	849,855	0
Ronald A. Pearlman	849,555	0
Norton H. Reamer	849,855	0
Lynn A. Stout	849,555	0
Ralph F. Verni	849,855	0

Results are rounded to the nearest whole number.

15

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of September 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

16

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Eaton Vance-Atlanta Capital Intermediate Bond Fund (the "Fund") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser and the investment sub-advisory agreement between the adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Fund, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Fund.

When reviewing the sub-advisory agreement for the Fund, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account

17

Eaton Vance-Atlanta Capital Intermediate Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing fixed income portfolios.

In its review of comparative information with respect to investment performance, the Special Committee concluded that, on a risk adjusted basis, the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Fund and for all Eaton Vance Funds as a group. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Fund and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

18

Eaton Vance-Atlanta Capital Intermediate Bond Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust), are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Since 1989	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1989 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

19

Eaton Vance-Atlanta Capital Intermediate Bond Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1989	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with th Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President	Since 2002(2)	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 64 registered investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 158 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999. Prior to 2005, Ms. Campbell served as Assistant Treasurer since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

20

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Intermediate Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1443-11/05  AIBSRC

Annual Report September 30, 2005

EATON VANCE-
ATLANTA
CAPITAL
SMALL-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

MANAGEMENT‘S DISCUSSION OF FUND PERFORMANCE

Charles B. Reed
Not Pictured:
William O. Bell, IV
William R. Hackney, III
W. Matthew Hereford

The Fund

Performance for the Past Year

• For the year ended September 30, 2005, the Fund’s Class I shares had a total return of 17.30%, the result of an increase in net asset value (NAV) per share to $12.98 on September 30, 2005, from $11.18 on September 30, 2004, and the reinvestment of $0.126 per share in capital gains distributions.(1)

• The Fund’s Class A shares had a total return of 16.97% for the same period, the result of an increase in NAV per share to $12.51 on September 30, 2005, from $10.81 on September 30, 2004, and the reinvestment of $0.126 per share in capital gains distributions.(1)

• For comparison, the Fund’s benchmark, the Russell 2000 Index, a market-capitalization weighted index of 2,000 small company stocks, had a total return of 17.95% for the 12 months ended September 30, 2005.(2)

Management Discussion

• The market environment for smaller-capitalization equities was favorable over the past year. Small-cap stocks, as measured by the Russell 2000 Index, rose 17.95% for the 12 months ended September 30, 2005, outpacing the 12.25% advance in the larger-cap S&P 500 Index.(2) This marks the sixth year in a row that the Russell 2000 Index has outperformed the S&P 500 Index.

• Over the past 12 months, most of the gains in the Russell 2000 Index occurred in the final three months of 2004. For most of 2005, the stock market has been in a narrow trading range.

• All 10 economic sectors in the Russell 2000 index produced double-digit returns over the past 12 months. But the real story over the last year has been the energy sector, which was up over 72%, as the commodity prices of crude oil, natural gas and coal skyrocketed.

• The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund (the Portfolio). The Fund’s returns were in line with those of the Russell 2000 Index over the past 12 months. As the economy and corporate profits have slowed and the Federal Reserve has continued to raise rates, we believe our investment discipline has started to outperform.

• We strive to add value through our high-quality discipline and stock selection, not by significantly overweighting or underweighting particular economic sectors versus the Fund’s benchmark. As a result, the Portfolio’s sector weightings generally have not had much influence on the performance of the Fund. The Portfolio is broadly diversified across all the major sectors of the Russell 2000, and the weights are roughly equivalent to that of the Russell 2000.

• The energy sector was the best performing sector of the stock market over the past year. It was also one of the best performing sectors for the Fund. The Portfolio’s energy stocks advanced an average of 38% over the past 12 months. While this was a strong advance, the Portfolio’s energy holdings lagged the 72% advance in the Russell 2000 Index’s energy component.

• The best performing sector for the Portfolio over the last 12 months was the basic materials sector, which was up over 64%. In contrast, the basic materials sector for the Russell 2000 advanced only 11% during the same period.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns are historical and do not include the 5.75% maximum sales charge for the Fund’s Class A shares. If the sales charge was deducted, the performance would be reduced. Class I are offered to certain investors at net asset value.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

FUND PERFORMANCE

• As a group, the Portfolio’s consumer discretionary holdings most negatively impacted Fund performance, both on an absolute basis and relative to the Russell 2000 Index. None of the sectors in the Portfolio or Russell 2000 Index produced negative returns over the past 12 months.

• Management believes that successful investing requires in-depth fundamental research, broad diversification, a long-term orientation and an emphasis on quality companies. Management believes that investing in this manner is the best way to weather any economic or market environment. Management does not anticipate any changes in our strategy, but we do anticipate a more challenging economic environment.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector*

By net assets

*      As of September 30, 2005. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Holdings **

By net assets

Affiliated Managers Group, Inc.	3.5%
Forward Air Corp.	2.9
FactSet Research Systems, Inc.	2.7
Landauer, Inc.	2.7
Seacoast Banking Corp. of Florida	2.6
RLI Corp.	2.5
Speedway Motorsports, Inc.	2.4
Young Innovations, Inc.	2.3
Genlyte Group, Inc.	2.3
Scansource, Inc.	2.2

** Ten Largest Holdings represented 26.1% of the Portfolio’s net assets as of September 30, 2005. Holdings are subject to change due to active management.

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the Russell  2000 Index, a market-capitalization index of small company stocks. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and  the Russell 2000 Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does  not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index’s total returns do not reflect any commissions  or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Comparison of Change in Value of a $10,000 Investment in
Eaton Vance-Atlanta Capital Small-Cap Fund Class I vs. the Russell 2000 Index*

April 30, 2002 –September 30, 2005

* Source: Thomson Financial. Investment operations  commenced 4/30/02.

A $10,000 hypothetical investment at net asset  value in the Fund’s Class A shares on 11/28/03  would have been valued at $12,645 on 9/30/05.  A $10,000 hypothetical investment at the maximum  offering price in the Fund’s Class A shares on  11/28/03 would have been valued at $11,918  on 9/30/05.

Performance**	Class A	Class I
Average Annual Total Returns (at net asset value)
One Year	16.97%	17.30%
Life of Fund†	13.52%	8.25%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	10.24%	17.30%
Life of Fund†	9.95%	8.25%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

** Average Annual Total Returns do not include the 5.75% maximum  sales charge for Class A shares. If sales charges were deducted, returns  would be lower. SEC Average Annual Total Returns for Class A reflect  the maximum 5.75% sales charge. Class I are offered to certain investors  at net asset value.

Past performance is no guarantee of future results. Returns are historical  and are calculated by determining the percentage change in net asset  value or offering price (as applicable) with all distributions reinvested.  Investment return and principal value will fluctuate so that shares,  when redeemed, may be worth more or less than their original cost.  Performance is for the stated time period only; due to market volatility,  the Fund’s current performance may be lower or higher than the quoted  return. For performance as of the most recent month-end, please refer  to www.eatonvance.com.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Small-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 – 9/30/05)
Actual
Class A	$1,000.00	$1,083.10	$8.36
Class I	$1,000.00	$1,085.30	$7.06

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.00	$8.09
Class I	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A shares and 1.35% for Class I shares multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investment in Small-Cap Portfolio, at value (identified cost, $14,393,807)	$19,406,648
Receivable for Fund shares sold	1,706
Receivable from the Administrator	48,532
Total assets	$19,456,886
Liabilities
Payable to affiliate for service fees	$838
Accrued expenses	21,986
Total liabilities	$22,824
Net Assets	$19,434,062
Sources of Net Assets
Paid-in capital	$13,367,517
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,053,704
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	5,012,841
Total	$19,434,062
Class A Shares
Net Assets	$1,324,291
Shares Outstanding	105,817
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.51
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.51)	$13.27
Class I Shares
Net Assets	$18,109,771
Shares Outstanding	1,395,066
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.98
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Dividends allocated from Portfolio	$165,664
Interest allocated from Portfolio	9,196
Expenses allocated from Portfolio	(232,911)
Net investment loss from Portfolio	$(58,051)
Expenses
Trustees' fees and expenses	$159
Service fees - Class A	3,474
Registration fees	20,968
Legal and accounting services	15,091
Custodian fee	11,865
Transfer and dividend disbursing agent fees	9,474
Printing and postage	6,168
Miscellaneous	4,544
Total expenses	$71,743
Deduct - Allocation of expenses to the Administrator	$48,532
Total expense reductions	$48,532
Net expenses	$23,211
Net investment loss	$(81,262)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,538,404
Net realized gain	$1,538,404
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$1,457,173
Net change in unrealized appreciation (depreciation)	$1,457,173
Net realized and unrealized gain	$2,995,577
Net increase in net assets from operations	$2,914,315

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment loss	$(81,262)	$(42,997)
Net realized gain from investment transactions	1,538,404	730,938
Net change in unrealized appreciation (depreciation) from investments	1,457,173	1,335,139
Net increase in net assets from operations	$2,914,315	$2,023,080
Distributions to shareholders - From net realized gain Class A	$(14,957)	$-
Class I	(183,342)	-
Total distributions to shareholders	$(198,299)	$-
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$784,614	$242,932
Class I	3,291,922	5,688,963
Issued in reorganization of Eaton Vance Small-Cap Fund Class A	-	1,011,186
Net asset value of shares issued to shareholders in payment of distributions declared Class A	13,997	-
Class I	167,385	-
Cost of shares redeemed Class A	(830,337)	(148,988)
Class I	(3,491,680)	(2,850,045)
Class R	-	(1,102)
Net increase (decrease) in net assets from Fund share transactions	$(64,099)	$3,942,946
Net increase in net assets	$2,651,917	$5,966,026
Net Assets
At beginning of year	$16,782,145	$10,816,119
At end of year	$19,434,062	$16,782,145

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2005(1)	2004(1)(2)
Net asset value - Beginning of year	$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.077)	$(0.044)
Net realized and unrealized gain	1.903	0.854
Total income from operations	$1.826	$0.810
Less distributions
From net realized gain	$(0.126)	$-
Total distributions	$(0.126)	$-
Net asset value - End of year	$12.510	$10.810
Total Return(3)	16.97%	8.10%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.60%	1.60	%(5)
Net expenses after custodian fee reduction(4)	1.60%	1.60	%(5)
Net investment loss	(0.66)%	(0.51	)%(5)
Portfolio Turnover of the Portfolio	38%	28%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.87%	2.03	%(5)
Expenses after custodian fee reduction(4)	1.87%	2.03	%(5)
Net investment loss	(0.93)%	(0.94	)%(5)
Net investment loss per share	$(0.108)	$(0.081)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of year	$11.180	$9.550	$7.710	$10.000
Income (loss) from operations
Net investment loss	$(0.050)	$(0.031)	$(0.024)	$(0.007)
Net realized and unrealized gain (loss)	1.976	1.661	1.864	(2.283)
Total income (loss) from operations	$1.926	$1.630	$1.840	$(2.290)
Less distributions
From net realized gain	$(0.126)	$-	$-	$-
Total distributions	$(0.126)	$-	$-	$-
Net asset value - End of year	$12.980	$11.180	$9.550	$7.710
Total Return(3)	17.30%	17.07%	23.87%	(22.90)%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$18,110	$15,616	$10,815	$6,976
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.35%	1.35%	1.35%	1.37	%(5)
Net expenses after custodian fee reduction(4)	1.35%	1.35%	1.35%	1.35	%(5)
Net investment loss	(0.42)%	(0.29)%	(0.28)%	(0.20	)%(5)
Portfolio Turnover of the Portfolio	38%	28%	54%	17%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.62%	1.78%	2.12%	2.69	%(5)
Expenses after custodian fee reduction(4)	1.62%	1.78%	2.12%	2.67	%(5)
Net investment loss	(0.69)%	(0.72)%	(1.05)%	(1.52	)%(5)
Net investment loss per share	$(0.083)	$(0.077)	$(0.090)	$(0.053)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Small-Cap Fund (formerly Atlanta Capital Small-Cap Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. The Fund previously offered Class R shares. Such offering was discontinued during the year ended September 30, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (85.3% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $107,157 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2011.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

The tax character of the distributions declared for the years ended September 30, 2005 and September 30, 2004 was as follows:

	Year Ended September 30,
	2005	2004
Distributions declared from:
Long Term Capital Gain	$198,299	-

During the year ended September 30, 2005, paid-in-capital was decreased by $3,229, accumulated net investment loss was decreased by $81,262, and accumulated undistributed net realized gain was decreased by $78,033 primarily due to differences between book and tax accounting treatment of net operating losses. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards	$(107,157)
Accumulated undistributed net realized gain	$1,350,710
Unrealized gain	$4,822,992

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2005	2004(1)
Sales	67,087	23,339
Issued to shareholders electing to receive payments of distributions in Fund shares	1,196	-
Issued in connection with the acquisition of Eaton Vance Small-Cap Fund	-	98,785
Redemptions	(70,341)	(14,249)
Net increase (decrease)	(2,058)	107,875
	Year Ended September 30,
Class I	2005	2004
Sales	272,644	531,607
Issued to shareholders electing to receive payments of distributions in Fund shares	13,822	-
Redemptions	(288,411)	(267,193)
Net increase (decrease)	(1,945)	264,414
	Year Ended September 30,
Class R	2005	2004(2)
Sales	-	-
Redemptions	-	(101)
Net decrease	-	(101)

(1)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(2)  Offering of Class R shares was discontinued during the year ended September 30, 2004 (see Note 1).

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the year ended September 30, 2005, the administrator has agreed to reimburse the Fund's other expenses (excluding the investment adviser fee, the distribution fee and the service fee) to the extent that they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

any time, subject to Trustee approval. Pursuant to this agreement, EVM was allocated $48,532 of the Fund's operating expenses for the year ended September 30, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2005, EVM earned $267 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $729 as its portion of the sales charge on sales of fund shares for the year ended September 30, 2005. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan for Class A (Class A Plan). The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid or accrued for the year ended September 30, 2005 amounted to $3,474 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for Class A shares for the year ended September 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2005, aggregated $4,096,317, and $4,353,899, respectively.

8  Acquisition of Eaton Vance Small-Cap Fund

Prior to the opening of business on January 12, 2004, the Fund acquired the net assets of Eaton Vance Small-Cap Fund pursuant to an agreement and Plan of Reorganization dated October 20, 2003. In accordance with the agreement, the Fund issued 98,785 Class A shares having a total aggregate value of $1,011,186. As a result, the Fund issued 0.999 shares of Class A for each share of Eaton Vance Small-Cap Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Small-Cap Fund's net assets at the date of the transaction were $1,011,186 including $611,056 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance-Atlanta Capital Small-Cap Fund were $13,540,656 with a net asset value of $10.24, $10.57 and $10.48 for Class A, Class I and Class R, respectively.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance-Atlanta Capital Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Small-Cap Fund (formerly Atlanta Capital Small-Cap Fund) (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, and for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of capital gains dividends.

Capital Gains Dividends. The Fund designates $198,299 as a capital gain dividend.

Eaton Vance-Atlanta Capital Small-Cap Fund as of September 30, 2005

OTHER MATTERS (Unaudited)

The Trust held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote for the Fund were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	939,023	0
James B. Hawkes	939,023	0
Samuel L. Hayes, III	939,023	0
William H. Park	939,023	0
Ronald A. Pearlman	939,023	0
Norton H. Reamer	939,023	0
Lynn A. Stout	939,023	0
Ralph F. Verni	939,023	0

Each nominee was also elected a Trustee of the Portfolio. Results are rounded to the nearest whole number.

Small-Cap Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks - 98.1%
Security	Shares	Value
Advertising and Marketing Services - 1.2%
ADVO, Inc.	8,600	$269,094
		$269,094
Air Freight - 2.9%
Forward Air Corp.	18,200	$670,488
		$670,488
Airlines - 1.6%
SkyWest, Inc.	13,500	$362,070
		$362,070
Applications Software - 7.6%
ANSYS, Inc.(1)	11,000	$423,390
Fair Isaac Corp.	6,562	293,977
Jack Henry & Associates, Inc.	20,800	403,520
Kronos, Inc.(1)	6,900	308,016
National Instruments Corp.	12,250	301,840
		$1,730,743
Auto and Parts - 1.5%
Adesa, Inc.	15,200	$335,920
		$335,920
Automobiles - 0.9%
Winnebago Industries	7,400	$214,378
		$214,378
Banks - 8.8%
Capital City Bank Group, Inc.	12,300	$463,833
Seacoast Banking Corp. of Florida	25,020	586,219
Texas Regional Bancshares, Class A	12,573	361,977
UCBH Holdings, Inc.	20,700	379,224
Westamerica Bancorporation	4,200	216,930
		$2,008,183
Broadcast Media - 0.9%
Cox Radio, Inc., Class A(1)	13,800	$209,760
		$209,760

Security	Shares	Value
Building and Construction - 2.3%
Eagle Materials, Inc.	2,100	$254,877
M/I Homes, Inc.	5,100	276,726
		$531,603
Business Services - 1.2%
McGrath Rentcorp	9,500	$269,135
		$269,135
Construction-Cement - 1.6%
Florida Rock Industries, Inc.	5,600	$358,904
		$358,904
Consumer Finance - 2.1%
Financial Federal Corp.	11,700	$465,660
		$465,660
Containers and Packaging - 1.5%
AptarGroup, Inc.	7,000	$348,670
		$348,670
Distribution / Wholesale - 2.2%
Scansource, Inc.(1)	10,400	$506,896
		$506,896
Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.(1)	10,900	$789,378
		$789,378
Diversified Manufacturing - 0.9%
Raven Industries, Inc.	6,600	$193,050
		$193,050
Electric Utilities - 1.0%
ALLETE, Inc.	5,133	$235,143
		$235,143
Electrical Equipment - 3.3%
Brady Corp., Class A	7,100	$219,674
Genlyte Group, Inc. (The)(1)	11,000	528,880
		$748,554

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Entertainment - 2.4%
Speedway Motorsports, Inc.	15,000	$544,950
		$544,950
Gas Utilities - 1.0%
Piedmont Natural Gas Co., Inc.	9,000	$226,530
		$226,530
Health Care-Equipment - 6.4%
Diagnostic Products Corp.	9,400	$495,662
Mine Safety Appliances Co.	11,400	441,180
Young Innovations, Inc.	14,000	530,040
		$1,466,882
Health Care-Supplies - 2.8%
ICU Medical, Inc.(1)	10,000	$287,600
Mentor Corp.	6,400	352,064
		$639,664
Health Services - 1.2%
CorVel Corp.(1)	11,000	$263,560
		$263,560
Household Products - 1.0%
Church & Dwight Co., Inc.	6,150	$227,181
		$227,181
Housewares - 2.1%
Matthews International Corp.	12,800	$483,712
		$483,712
Insurance-Property and Casualty - 4.0%
Alfa Corp.	1,500	$25,020
Midland Co.	9,200	331,476
RLI Corp.	12,100	559,746
		$916,242
IT Consulting & Services - 4.0%
FactSet Research Systems, Inc.	17,700	$623,748
Manhattan Associates, Inc.(1)	12,600	292,320
		$916,068

Security	Shares	Value
Machinery-Industrial - 1.7%
Graco, Inc.	11,500	$394,220
		$394,220
Medical Services / Supplies - 1.5%
Sybron Dental Specialties, Inc.(1)	8,000	$332,640
		$332,640
Metals-Industrial - 1.3%
Simpson Manufacturing Co., Inc.	7,400	$289,636
		$289,636
Multi-Utilities - 2.1%
Energen Corp.	11,000	$475,860
		$475,860
Oil and Gas-Equipment and Services - 2.1%
CARBO Ceramics, Inc.	5,250	$346,447
Hydril Co.(1)	1,900	130,416
		$476,863
Oil and Gas-Exploration and Production - 3.4%
Berry Petroleum Co.	5,000	$333,450
Holly Corp.	6,800	435,064
		$768,514
Packaged Foods - 1.4%
Tootsie Roll Industries, Inc.	9,709	$308,261
		$308,261
Publishing - 1.0%
Lee Enterprises, Inc.	5,200	$220,896
		$220,896
REITS - 1.5%
Universal Health Realty Income Trust	10,200	$339,150
		$339,150
Restaurants - 1.1%
Sonic Corp.(1)	9,175	$250,936
		$250,936

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Retail-Food - 2.1%
Casey's General Stores, Inc.	11,100	$257,520
Ruddick Corp.	9,700	223,585
		$481,105
Semiconductors - 1.2%
Power Integrations, Inc.(1)	12,800	$278,400
		$278,400
Services-Diversified Commercial - 2.9%
ABM Industries, Inc.	22,560	$469,474
G & K Services, Inc.	4,900	193,011
		$662,485
Specialty Store - 2.2%
Aaron Rents, Inc.	23,500	$497,025
		$497,025
Waste Management - 2.7%
Landauer, Inc.	12,700	$622,300
		$622,300
Total Common Stocks (identified cost $16,521,994)		$22,330,709
Total Investments - 98.1% (identified cost $16,521,994)		$22,330,709
Other Assets, Less Liabilities - 1.9%		$432,477
Net Assets - 100.0%		$22,763,186

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investments, at value (identified cost, $16,521,994)	$22,330,709
Cash	583,637
Interest and dividends receivable	29,915
Total assets	$22,944,261
Liabilities
Payable for investments purchased	$134,235
Payable to affiliate for investment advisory fees	18,633
Accrued expenses	28,207
Total liabilities	$181,075
Net Assets applicable to investors' interest in Portfolio	$22,763,186
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$16,954,471
Net unrealized appreciation (computed on the basis of identified cost)	5,808,715
Total	$22,763,186

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Dividends	$193,565
Interest	10,738
Total investment income	$204,303
Expenses
Investment adviser fee	$218,374
Trustees' fees and expenses	159
Custodian fee	30,469
Legal and accounting services	20,375
Miscellaneous	4,768
Total expenses	$274,145
Deduct - Reduction of custodian fee	$4
Reduction of investment adviser fee	2,133
Total expense reductions	$2,137
Net expenses	$272,008
Net investment loss	$(67,705)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,788,869
Net realized gain	$1,788,869
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$1,736,811
Net change in unrealized appreciation (depreciation)	$1,736,811
Net realized and unrealized gain	$3,525,680
Net increase in net assets from operations	$3,457,975

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment loss	$(67,705)	$(38,078)
Net realized gain from investment transactions	1,788,869	906,646
Net change in unrealized appreciation (depreciation) from investments	1,736,811	1,681,771
Net increase in net assets from operations	$3,457,975	$2,550,339
Capital transactions - Contributions	$4,906,236	$7,664,333
Withdrawals	(5,034,006)	(5,243,833)
Net increase (decrease) in net assets from capital transactions	$(127,770)	$2,420,500
Net increase in net assets	$3,330,205	$4,970,839
Net Assets
At beginning of year	$19,432,981	$14,462,142
At end of year	$22,763,186	$19,432,981

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.25%	1.28%	1.05%	0.92	%(2)
Net expenses after custodian fee reduction	1.25%	1.28%	1.05%	0.90	%(2)
Net investment income (loss)	(0.31)%	(0.22)%	0.03%	0.23	%(2)
Portfolio Turnover	38%	28%	54%	17%
Total Return	17.42%	17.15%	24.24%	(22.75)%
Net assets, end of year (000's omitted)	$22,763	$19,433	$14,462	$13,765

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.26%	1.29%	1.33%	1.65	%(2)
Expenses after custodian fee reduction	1.26%	1.29%	1.33%	1.63	%(2)
Net investment loss	(0.32)%	(0.23)%	(0.25)%	(0.50	)%(2)

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

See notes to financial statements

Small-Cap Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2005, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 85.3% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (10.7% at September 30, 2005). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee

Small-Cap Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2005, the adviser fee amounted to $218,374. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2005, BMR waived $2,133 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $8,024,490 and $7,998,827, respectively, for the year ended September 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,746,552
Gross unrealized appreciation	$5,976,783
Gross unrealized depreciation	(392,626)
Net unrealized appreciation	$5,584,157

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its

Small-Cap Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2005.

Small-Cap Portfolio as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Small-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Small-Cap Portfolio (the Portfolio), including the portfolio of investments as of September 30, 2005, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

Small-Cap Portfolio as of September 30, 2005

OTHER MATTERS (Unaudited)

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Small-Cap Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser and the investment sub-advisory agreement between the adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Portfolio.

When reviewing the sub-advisory agreement for the Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing equity portfolios. In its review of comparative information with respect to investment performance, the Special Committee concluded that the Portfolio has performed in the range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Portfolio and for all Eaton Vance Funds as a group. The Special Committee also reviewed Atlanta Capital's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Portfolio and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and President of the Portfolio	Trustee of the Trust since 1989; Trustee and President of the Portfolio since 2001	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 2001; Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2001	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust; Vice President of the Portfolio	President of the Trust since 2002; Vice President of the Portfolio since 2001(2)	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 64 registered investment companies managed by EVM or BMR.

William O. Bell, IV 7/26/73	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

W. Matthew Hereford 6/21/72	Vice President of the Portfolio	Since 2004	Vice President of Atlanta Capital. Previously, Portfolio Manager with INVESCO (1998-2002). Officer of 1 registered investment company managed by EVM 0r BMR.

Eaton Vance-Atlanta Capital Small-Cap Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Charles B. Reed 10/9/65	Vice President of the Portfolio	Since 2001	Vice President of Atlanta Capital. Officer of 2 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Treasurer since 2005(2)	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2001	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Small-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Small-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Small-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Small-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-11/05  ASCSRC

Annual Report September 30, 2005

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

William R. Hackney, III
Not Pictured:
Marilyn Robinson Irvin
Paul J. Marshall

The Fund

Performance for the Past Year

• For the year ended September 30, 2005, the Fund’s Class I shares had a total return of 9.37%, the result of an increase in net asset value (NAV) per share to $10.75 on September 30, 2005, from $9.90 on September 30, 2004, and the reinvestment of $0.051 per share in dividend income and $0.025 per share in capital gains distributions.(1)

• The Fund’s Class A shares had a total return of 9.23% for the same period, the result of an increase in NAV per share to $11.22 on September 30, 2005, from $10.32 on September 30, 2004, and the reinvestment of $0.027 per share in dividend income and $0.025 per share in capital gains distributions.(1)

• For comparison, the Fund’s benchmark, the S&P 500 Index, a broad-based, unmanaged index of stocks commonly used as a measure of U.S. stock market performance, had a total return of 12.25% for the year ended September 30, 2005.(2)

Management Discussion

• The stock market posted solid gains for the 12 months ended September 30, 2005. The S&P 500 Index recorded a total return of 12.25%, as surprisingly strong corporate earnings growth pushed stock prices higher.(2)

• The strongest price gainer among the 10 economic sectors within the S&P 500 Index was the energy sector, as the commodity prices of crude oil, natural gas and coal skyrocketed, followed by the utilities sector in second place. Many publicly traded utilities have energyrelated subsidiaries that benefited from rising energy prices. In addition, many investors were attracted to the above-average dividend yields on many utility stocks. The S&P 500 Index energy and utilities components recorded returns of 48% and 39%, respectively, over the past 12 months.(2)

• While all sectors of the S&P 500 Index posted gains over the past 12 months, the materials and telecommunications services sectors recorded the smallest advance. Many chemical companies in the materials sector use natural gas as a feedstock; thus, their profit margins were pinched by rising gas prices. Many telecommunications companies suffered from a highly competitive pricing environment for long distance and cellular phone services. The S&P 500 Index’s materials and telecommunications services sectors posted returns of 1.9% and 2.3%, respectively.

• The Fund currently invests in a separate registered investment company (the Portfolio) with the same objective and policies as the Fund. The strongest price gains in the Fund were posted by the underlying Portfolio’s holdings in the energy sector, which gained 56.8% during the period. The only sector in the Portfolio that recorded a decline was materials. The Portfolio’s holdings in materials stocks experienced a 7.2% average decline, as several companies were adversely impacted by high energy prices.

• The Fund pursues a high-quality growth strategy, focusing on what management believes to be seasoned companies with favorable long-term track records of consistent earnings growth. Relative to their respective weightings in the S&P 500 Index, the Portfolio was underweighted in the energy and materials sectors and had no representation in the telecommunications services and utilities sectors at the end of the reporting period. In general, management believes these sectors are populated with industries that lack strong long-term growth dynamics or with industries that experience highly cyclical and erratic earnings trends. In the past 12 months, the Portfolio’s sector weighting strategy detracted from performance.

• Individual stock performance was most favorable in the financials sector. The Portfolio’s stock selection was least favorable in the information technology sector owing to price declines in its computer hardware and computer peripheral issues.

• Over the past 12 months, the Portfolio has generally reduced its exposure to economically sensitive areas

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns are historical and do not include the 5.75% maximum sales charge for the Fund’s Class A shares. If the sales charge was deducted, the performance would be reduced. Class I shares are offered to certain investors at net asset value.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

FUND PERFORMANCE

of the economy, which have benefited from rising industrial commodity prices in the recent past. This was done in anticipation of an expected slowdown in the pace of economic growth and a less accommodative U.S. monetary policy by the Federal Reserve.As a result, the Portfolio’s exposure to the consumer staples, health care and information technology sectors increased slightly, while the Portfolio’s exposure to the energy and materials sectors declined.

• Relative to the S&P 500 Index, the Portfolio was overweighted in the technology, health care, consumer staples and industrials sectors on September 30, 2005. We believe these sectors contain companies with the most favorable long-term earnings growth prospects.

• Management remains positive on the longer-term outlook for equities despite the recent uncertainties created by high energy prices and persistent interest rate hikes by the Federal Reserve. Management believes that the U.S. economy is in the process of entering a typical mid-cycle slowdown, which we believe may alleviate some of the economic pressures from energy prices and interest rates. We believe the Portfolio’s diversified group of 55 higher quality growth companies is well positioned to benefit from this environment.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector*

By net assets

* As of September 30, 2005. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Holdings **

By net assets

General Electric Co.	3.5%
Amgen, Inc.	3.2
Medtronic, Inc.	2.9
Lowe’s Cos., Inc.	2.9
Intel Corp.	2.8
Cisco Systems, Inc.	2.7
Exxon Mobil Corp.	2.7
Microsoft Corp.	2.6
Emerson Electric Co.	2.5
Merrill Lynch & Co., Inc.	2.5

** Ten Largest Holdings represented 28.3% of the Portfolio’s net assets as of September 30, 2005. Holdings are subject to change due to active management.

3

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the S&P 500 Index, a broad-based, unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class I and the S&P 500 Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index’s total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

Comparison of Change in Value of a $10,000 Investment in
Eaton Vance-Atlanta Capital Large-Cap Growth Fund Class I vs. the S&P 500 Index*

April 30, 2002 – September 30, 2005

* Source: Thomson Financial. Class I of the Fund commenced investment operations on 4/30/02.

A $10,000 hypothetical investment at net asset value in the Fund’s Class A shares on 11/28/03 would have been valued at $11,272 on 9/30/05. A $10,000 hypothetical investment at the maximum offering price in the Fund’s Class A shares on 11/28/03 would have been valued at $10,624 on 9/30/05.

Performance**	Class A	Class I
Average Annual Total Returns (at net asset value)
One Year	9.23%	9.37%
Life of Fund†	6.69%	2.45%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.94%	9.37%
Life of Fund†	3.33%	2.45%

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

** Average Annual Total Returns do not include the 5.75% maximum  sales charge for Class A shares. If sales charges were deducted, returns  would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 – 9/30/05)
Actual
Class A	$1,000.00	$1,041.80	$6.45
Class I	$1,000.00	$1,042.70	$5.17

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.38
Class I	$1,000.00	$1,020.00	$5.11

* Expenses are equal to the Fund’s annualized expense ratio of 1.26% for Class A shares and 1.01% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investment in Large-Cap Growth Portfolio, at value (identified cost, $26,288,201)	$31,057,647
Receivable for Fund shares sold	17,313
Receivable from the Administrator	22,138
Total assets	$31,097,098
Liabilities
Payable for Fund shares redeemed	$6,072
Payable to affiliate for service fees	1,448
Accrued expenses	24,158
Total liabilities	$31,678
Net Assets	$31,065,420
Sources of Net Assets
Paid-in capital	$25,575,725
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	649,472
Accumulated undistributed net investment income	70,777
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	4,769,446
Total	$31,065,420
Class A Shares
Net Assets	$2,428,721
Shares Outstanding	216,499
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.22
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.22)	$11.90
Class I Shares
Net Assets	$28,636,699
Shares Outstanding	2,663,729
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.75
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Dividends allocated from Portfolio	$537,459
Interest allocated from Portfolio	5,222
Expenses allocated from Portfolio	(280,116)
Net investment income from Portfolio	$262,565
Expenses
Trustees' fees and expenses	$159
Service fees Class A	9,487
Registration fees	20,688
Legal and accounting services	16,534
Transfer and dividend disbursing agent fees	16,447
Custodian fee	11,907
Printing and postage	7,364
Miscellaneous	4,816
Total expenses	$87,402
Deduct - Allocation of expenses to the Administrator	$22,138
Total expense reductions	$22,138
Net expenses	$65,264
Net investment income	$197,301
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,159,823
Net realized gain	$2,159,823
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$648,671
Net change in unrealized appreciation (depreciation)	$648,671
Net realized and unrealized gain	$2,808,494
Net increase in net assets from operations	$3,005,795

See notes to financial statements

6

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment income	$197,301	$55,752
Net realized gain from investment transactions	2,159,823	1,040,540
Net change in unrealized appreciation (depreciation) from investments	648,671	1,306,006
Net increase in net assets from operations	$3,005,795	$2,402,298
Distributions to shareholders - From net investment income Class A	$(10,539)	$-
Class I	(150,767)	(56,925)
From net realized gain Class A	(9,743)	-
Class I	(72,286)	-
Total distributions to shareholders	$(243,335)	$(56,925)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$1,314,171	$668,194
Class I	5,941,499	6,056,541
Issued in reorganization of Eaton Vance Large-Cap Growth Fund Class A	-	3,883,710
Net asset value of shares issued to shareholders in payment of distributions declared Class A	19,542	-
Class I	223,053	56,925
Cost of shares redeemed Class A	(3,175,767)	(490,388)
Class I	(8,091,042)	(6,602,765)
Class R	-	(996)
Net increase (decrease) in net assets from Fund share transactions	$(3,768,544)	$3,571,221
Net increase (decrease) in net assets	$(1,006,084)	$5,916,594
Net Assets
At beginning of year	$32,071,504	$26,154,910
At end of year	$31,065,420	$32,071,504
Accumulated undistributed net investment income included in net assets
At end of year	$70,777	$37,346

See notes to financial statements

7

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended September 30,
	2005(1)	2004(1)(2)
Net asset value - Beginning of year	$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.044	$(0.004)
Net realized and unrealized gain	0.908	0.324
Total income from operations	$0.952	$0.320
Less distributions
From net investment income	$(0.027)	$-
From net realized gain	(0.025)	-
Total distributions	$(0.052)	$-
Net asset value - End of period	$11.220	$10.320
Total Return(3)	9.23%	3.20%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.25%	1.25	%(5)
Net expenses after custodian fee reduction(4)	1.25%	1.25	%(5)
Net investment income (loss)	0.40%	(0.04	)%(5)
Portfolio Turnover of the Portfolio	45%	35%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.32%	1.33	%(5)
Expenses after custodian fee reduction(4)	1.32%	1.33	%(5)
Net investment income (loss)	0.33%	(0.12	)%(5)
Net investment income (loss) per share	$0.038	$(0.010)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Year Ended September 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of year	$9.900	$9.070	$7.400	$10.000
Income (loss) from operations
Net investment income	$0.064	$0.020	$0.020	$0.004
Net realized and unrealized gain (loss)	0.862	0.829	1.660	(2.604)
Total income (loss) from operations	$0.926	$0.849	$1.680	$(2.600)
Less distributions
From net investment income	$(0.051)	$(0.019)	$(0.010)	$-
From net realized gain	(0.025)	-	-	-
Total distributions	$(0.076)	$(0.019)	$(0.010)	$-
Net asset value - End of year	$10.750	$9.900	$9.070	$7.400
Total Return(3)	9.37%	9.36%	22.72%	(26.00)%
Ratios/Supplemental Data†
Net assets, end of year (000's omitted)	$28,637	$28,079	$26,154	$16,869
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.00%	1.00%	1.00%	1.00	%(5)
Net expenses after custodian fee reduction(4)	1.00%	1.00%	1.00%	1.00	%(5)
Net investment income	0.61%	0.20%	0.24%	0.12	%(5)
Portfolio Turnover of the Portfolio	45%	35%	34%	11%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.07%	1.08%	1.15%	1.38	%(5)
Expenses after custodian fee reduction(4)	1.07%	1.08%	1.15%	1.38	%(5)
Net investment income (loss)	0.54%	0.12%	0.09%	(0.26	)%(5)
Net investment income (loss) per share	$0.056	$0.012	$0.008	$(0.009)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (formerly Atlanta Capital Large-Cap Growth Fund) (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. The Fund previously offered Class R shares. Such offering was discontinued during the year ended September 30, 2004. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.6% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Other - Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least

10

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended September 30, 2005 and September 30, 2004 was as follows:

	Year Ended September 30,
	2005	2004
Distributions declared from:
Ordinary income	$163,870	$56,925
Long-term capital gain	$46,539	-
Short-term capital gain	$32,926	-

During the year ended September 30, 2005, accumulated undistributed net realized gain was increased by $2,566, accumulated undistributed net investment income was decreased by $2,564 and paid-in capital was decreased by $2, primarily due to differences between book and tax accounting for distributions. This change had no effect on the net assets or the net asset value per share.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed income	$70,777
Accumulated undistributed net realized gain	$649,526
Unrealized gain	$4,769,392

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended September 30, 2005	Period Ended September 30, 2004(1)
Sales	119,927	64,373
Issued to shareholders electing to receive payments of distributions in Fund shares	1,789	-
Issued in connection with the acquisition of Eaton Vance Large-Cap Growth Fund	-	369,668
Redemptions	(292,045)	(47,213)
Net increase	(170,329)	386,828
	Year Ended September 30,
Class I	2005	2004
Sales	576,023	611,959
Issued to shareholders electing to receive payments of distributions in Fund shares	21,345	5,779
Redemptions	(771,174)	(665,027)
Net increase (decrease)	(173,806)	(47,289)
	Year Ended September 30,
Class R	2005	2004(2)
Sales	-	-
Redemptions	-	(101)
Net decrease	-	(101)

(1)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(2)  Offering of Class R shares was discontinued during the year ended September 30, 2004 (See Note 1).

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the year ended September 30, 2005, the administrator has agreed to reimburse the Fund's other expenses (excluding the investment adviser fee, the distribution fee and the service fee) to the extent that they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM was allocated $22,138 of the Fund's operating expenses for the year ended September 30, 2005.

11

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2005, EVM earned $451 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,991 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2005. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan for Class A (Class A Plan). The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid or accrued for the year ended September 30, 2005 amounted to $9,487 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders of the Fund for the year ended September 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2005, aggregated $7,284,542 and $11,325,200, respectively.

8  Acquisition of Eaton Vance Large-Cap Growth Fund

Prior to the opening of business on January 12, 2004, the Fund acquired the net assets of Eaton Vance Large-Cap Growth Fund pursuant to an agreement and Plan of Reorganization dated October 20, 2003. In accordance with the agreement, the Fund issued 369,668 Class A Shares having a total aggregate value of $3,883,710. As a result, the Fund issued 0.947 shares of Class A for each share of Eaton Vance Large-Cap Growth Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Large-Cap Growth Fund's net assets at the date of the transaction were $3,883,710 including $331,172 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance-Atlanta Capital Large-Cap Growth Fund were $33,403,803 with a net asset value of $10.51, $10.06, and $10.01 for Class A, Class I and Class R, respectively.

12

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance-Atlanta Capital
Large-Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from the start of business, April 30, 2002 to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

13

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income. The Fund designates approximately $537,459, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2005 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends. The Fund designates $46,539 as a capital gain dividend.

14

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of September 30, 2005

OTHER MATTERS (Unaudited)

The Trust held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote for the Fund were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	2,005,646	0
James B. Hawkes	2,005,646	0
Samuel L. Hayes, III	2,005,614	32
William H. Park	2,005,646	0
Ronald A. Pearlman	2,005,646	0
Norton H. Reamer	2,005,614	32
Lynn A. Stout	2,005,646	0
Ralph F. Verni	2,005,646	0

Each nominee was also elected a Trustee of the Portfolio. Results are rounded to the nearest whole number.

15

Large-Cap Growth Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks - 99.4%
Security	Shares	Value
Advertising - 1.2%
Omnicom Group, Inc.	4,500	$376,335
		$376,335
Banks - 1.6%
Bank of New York Co., Inc. (The)	17,000	$499,970
		$499,970
Beverages - 1.1%
PepsiCo, Inc.	6,000	$340,260
		$340,260
Biotechnology - 3.2%
Amgen, Inc.(1)	12,600	$1,003,842
		$1,003,842
Chemicals - 1.2%
Rohm & Haas Co.	9,300	$382,509
		$382,509
Communications Equipment - 1.4%
Motorola, Inc.	19,000	$419,710
		$419,710
Computer Hardware - 3.1%
Dell, Inc.(1)	17,700	$605,340
Lexmark International, Inc., Class A(1)	6,000	366,300
		$971,640
Diversified Financial Services - 10.0%
A.G. Edwards, Inc.	9,000	$394,290
American Express Co.	12,000	689,280
Citigroup, Inc.	15,000	682,800
Franklin Resources, Inc.	7,000	587,720
Merrill Lynch & Co., Inc.	12,600	773,010
		$3,127,100
Electrical Equipment - 2.5%
Emerson Electric Co.	11,000	$789,800
		$789,800

Security	Shares	Value
Electronic Equipment & Instruments - 1.5%
Molex, Inc.	17,000	$453,560
		$453,560
Foods - 2.0%
General Mills, Inc.	13,000	$626,600
		$626,600
Health and Personal Care - 2.3%
Alberto-Culver Co.	10,000	$447,500
Estee Lauder Cos., Inc. (The), Class A	8,000	278,640
		$726,140
Health Care-Drugs Major - 7.4%
Forest Laboratories, Inc.(1)	14,000	$545,580
Johnson & Johnson Co.	10,000	632,800
Pfizer, Inc.	26,850	670,444
Schering-Plough Corp.	22,000	463,100
		$2,311,924
Health Care-Equipment - 4.4%
Biomet, Inc.	13,000	$451,230
Medtronic, Inc.	17,000	911,540
		$1,362,770
Health Care-Facility - 0.9%
Health Management Associates, Inc., Class A	12,100	$283,987
		$283,987
Health Services - 1.3%
Express Scripts, Inc.(1)	6,500	$404,300
		$404,300
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	7,600	$379,848
		$379,848
Household Products - 2.1%
Procter & Gamble Co.	11,000	$654,060
		$654,060

See notes to financial statements

16

Large-Cap Growth Portfolio as of September 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Industrial Conglomerates - 3.5%
General Electric Co.	32,000	$1,077,440
		$1,077,440
Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	10,000	$551,400
		$551,400
Insurance-Life and Health - 3.3%
Aflac Corp.	11,000	$498,300
UnitedHealth Group, Inc.	9,500	533,900
		$1,032,200
Internet Services - 1.9%
eBay, Inc.(1)	14,000	$576,800
		$576,800
IT Consulting and Services - 6.1%
CDW Corp.	9,000	$530,280
First Data Corp.	12,431	497,240
Fiserv, Inc.(1)	10,000	458,700
SEI Investments Co.	11,000	413,380
		$1,899,600
Machinery-Industrial - 3.4%
Caterpillar, Inc.	11,000	$646,250
Dover Corp.	10,400	424,216
		$1,070,466
Manufacturing-Diversified - 3.5%
3M Co.	7,000	$513,520
Illinois Tool Works, Inc.	7,000	576,310
		$1,089,830
Networking Equipment - 2.7%
Cisco Systems, Inc.(1)	47,600	$853,468
		$853,468
Oil and Gas-Equipment and Services - 1.0%
Baker Hughes, Inc.	5,000	$298,400
		$298,400

Security	Shares	Value
Oil and Gas-Exploration and Production - 3.3%
Apache Corp.	5,000	$376,100
National-Oilwell Varco, Inc.(1)	10,000	658,000
		$1,034,100
Oil and Gas-Integrated - 2.7%
Exxon Mobil Corp.	13,000	$826,020
		$826,020
Retail-Food and Drug - 1.7%
Walgreen Co.	12,000	$521,400
		$521,400
Retail-Home Improvement - 2.9%
Lowe's Companies, Inc.	14,000	$901,600
		$901,600
Retail-Office Supplies - 1.5%
Staples, Inc.	22,500	$479,700
		$479,700
Retail-Specialty and Apparel - 4.2%
Bed Bath and Beyond, Inc.(1)	10,000	$401,800
Costco Wholesale Corp.	10,000	430,900
Kohl's Corp.(1)	9,500	476,710
		$1,309,410
Semiconductors - 4.9%
Intel Corp.	35,300	$870,145
Linear Technology Corp.	17,000	639,030
		$1,509,175
Systems Software - 2.6%
Microsoft Corp.	32,000	$823,360
		$823,360
Total Common Stocks (identified cost $26,188,398)		$30,968,724
Total Investments - 99.4% (identified cost $26,188,398)		$30,968,724
Other Assets, Less Liabilities - 0.6%		$198,620
Net Assets - 100.0%		$31,167,344

(1)  Non-income producing security.

See notes to financial statements

17

Large-Cap Growth Portfolio as of September 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investments, at value (identified cost, $26,188,398)	$30,968,724
Cash	210,499
Receivable for investments sold	77,020
Interest and dividends receivable	20,193
Total assets	$31,276,436
Liabilities
Payable for investments purchased	$60,200
Payable for investment advisory fees	16,965
Accrued expenses	31,927
Total liabilities	$109,092
Net Assets applicable to investors' interest in Portfolio	$31,167,344
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$26,387,018
Net unrealized appreciation (computed on the basis of identified cost)	4,780,326
Total	$31,167,344

Statement of Operations

For the Year Ended
September 30, 2005

Investment Income
Dividends	$539,133
Interest	5,239
Total investment income	$544,372
Expenses
Investment adviser fee	$219,271
Trustees' fees and expenses	1,373
Custodian fee	32,632
Legal and accounting services	22,870
Miscellaneous	5,986
Total expenses	$282,132
Deduct - Reduction of custodian fee	$20
Reduction of investment adviser fee	1,107
Total expense reductions	$1,127
Net expenses	$281,005
Net investment income	$263,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,164,518
Net realized gain	$2,164,518
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$624,117
Net change in unrealized appreciation (depreciation)	$624,117
Net realized and unrealized gain	$2,788,635
Net increase in net assets from operations	$3,052,002

See notes to financial statements

18

Large-Cap Growth Portfolio as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended September 30, 2005	Year Ended September 30, 2004
From operations - Net investment income	$263,367	$119,990
Net realized gain from investment transactions	2,164,518	1,074,578
Net change in unrealized appreciation (depreciation) from investments	624,117	1,658,268
Net increase in net assets from operations	$3,052,002	$2,852,836
Capital transactions - Contributions	$7,284,542	$6,899,376
Withdrawals	(11,296,626)	(7,161,137)
Net decrease in net assets from capital transactions	$(4,012,084)	$(261,761)
Net increase (decrease) in net assets	$(960,082)	$2,591,075
Net Assets
At beginning of year	$32,127,426	$29,536,351
At end of year	$31,167,344	$32,127,426

See notes to financial statements

19

Large-Cap Growth Portfolio as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended September 30,
	2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.83%	0.83%	0.80%	0.92	%(2)
Net expenses after custodian fee reduction	0.83%	0.83%	0.80%	0.92	%(2)
Net investment income	0.78%	0.37%	0.44%	0.20	%(2)
Portfolio Turnover	45%	35%	34%	11%
Total Return	9.53%	9.55%	22.95%	(25.97)%
Net assets, end of year (000's omitted)	$31,167	$32,127	$29,536	$17,157

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.83%	0.83%	0.84%	0.98	%(2)
Expenses after custodian fee reduction	0.83%	0.83%	0.84%	0.98	%(2)
Net investment income	0.78%	0.37%	0.40%	0.14	%(2)

(1)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(2)  Annualized.

See notes to financial statements

20

Large-Cap Growth Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2005, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

21

Large-Cap Growth Portfolio as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2005, the advisory fee amounted to $219,271. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended September 30, 2005, BMR waived $1,107 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $14,820,303 and $18,491,113, respectively, for the year ended September 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$26,188,421
Gross unrealized appreciation	$5,356,489
Gross unrealized depreciation	(576,186)
Net unrealized appreciation	$4,780,303

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2005.

22

Large-Cap Growth Portfolio as of September 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Large-Cap Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Large-Cap growth Portfolio (The Portfolio), including the portfolio of investments as of September 30, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended, and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly in all material respects, the financial position of the Large-Cap Growth Portfolio as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended, and the period from the start of business, April 30, 2002, to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2005

23

Large-Cap Growth Portfolio as of September 30, 2005

OTHER MATTERS (Unaudited)

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

24

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The investment advisory agreement between Large-Cap Growth Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the Adviser and the sub-adviser, Atlanta Capital Management, LLC ("Atlanta Capital"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser and the investment sub-advisory agreement between the Adviser and the sub-adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•An independent report comparing the expense ratio of Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") to those of comparable funds;

•Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance and Atlanta Capital on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising the sub-adviser's activities with respect to the Portfolio.

When reviewing the sub-advisory agreement for the Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the

25

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS CONT'D

sub-adviser who would provide services under the sub-advisory agreement. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreement. The Special Committee noted the sub-adviser's experience in managing equity portfolios.

In its review of comparative information with respect to investment performance, the Special Committee noted that Atlanta Capital has taken actions to improve the performance of the Portfolio, such as retaining additional investment professionals in 2004. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-adviser's profits in respect of the management of the Eaton Vance funds, including their profits in providing advisory services to the Portfolio and for all Eaton Vance Funds as a group. The Special Committee also reviewed Atlanta Capital's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and the sub-adviser are not unreasonable. The Special Committee also considered the extent to which Atlanta Capital appears to be realizing benefits from economies of scale in managing the Portfolio and concluded that the fee breakpoints which are in place and will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures (described herein), is in the interests of shareholders.

26

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and President of the Portfolio	Trustee of the Trust since 1989; Trustee and President of the Portfolio since 2001	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 2001 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

27

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 2001	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2001	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust; Vice President of the Portfolio	President of the Trust since 2002; Vice President of the Portfolio since 2001(2)	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 64 registered investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William R. Hackney, III 4/12/48	Vice President of the Portfolio	Since 2001	Managing Partner and member of the Executive Committee of Atlanta Capital. Officer of 3 registered investment companies managed by EVM or BMR.

Marilyn Robinson Irvin 6/17/58	Vice President of the Portfolio	Since 2001	Senior Vice President and Principal of Atlanta Capital. Officer of 1 registered investment company managed by EVM or BMR.

Paul J. Marshall 5/2/65	Vice President of the Portfolio	Since 2003	Vice President of Atlanta Capital. Portfolio manager for Bank of America Capital Management (1995-2000). Officer of 2 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

28

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Kristin S. Anagnost 6/12/65	Treasurer of the Portfolio	Since 2002(2)	Assistant Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Treasurer since 2005(2)	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2001	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

29

Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Growth Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-11/05  ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Atlanta Capital Intermediate Bond Fund , Eaton Vance Atlanta Capital Large-Cap Growth Fund, and Eaton Vance Atlanta Capital Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”).  The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2004 and September 30, 2005 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Atlanta Capital Intermediate Bond Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$18,480	$20,110

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,100	$6,405

All Other Fees(3)	$0	$0

Total	$24,580	$25,065

Eaton Vance Atlanta Capital Large Cap Growth Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$9,740	$9,835

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,800	$6,090

All Other Fees(3)	$0	$0

Total	$15,540	$15,925

Eaton Vance Atlanta Capital Small Cap Fund

Fiscal Years Ended	9/30/04	9/30/05

Audit Fees	$8,640	$8,725

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,800	$6,090

All Other Fees(3)	$0	$0

Total	$14,440	$14,815

(1)                                Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31 or September 30).  In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP (“PWC”) as a principal accountant and other Series have Deloitte & Touche LLP (“D&T”) as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series’ respective principal accountant for the last two fiscal years of each Series.

Fiscal Years	8/31/04		9/30/04		8/31/05		9/30/05
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Audit Fees	$64,050	$21,680	$0	$37,965	$67,800	$21,885	$0	$37,220

Audit-Related Fees(1)	0	0	0	0	0	0	0	0

Tax Fees(2)	28,025	10,600	0	17,700	29,725	11,130	0	18,585

All Other Fees(3)	0	0	0	0	0	0	0	0

Total	$92,075	$32,280	$0	$55,665	$97,525	$33,015	$0	$55,805

(1)                                Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)                                Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended September 30, 2004 and September 30, 2005, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series’ respective principal accountant for the same time periods.

Fiscal Years	8/31/04		9/30/04		8/31/05		9/30/05
Ended	PWC	D&T	PWC	D&T	PWC	D&T	PWC	D&T

Registrant(1)	$28,025	$10,600	$0	$17,700	$29,725	$11,130	$0	$18,585

Eaton Vance(2)	$4,490	$342,084	$84,490	$329,084	$98,305	$223,443	$18,305	$223,443

(1)                                Includes all of the Series of the Trust.

(2)                                During the fiscal years reported above, certain of the Funds were a “feeder” funds in a “master-feeder” fund structure.Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 17, 2005

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	November 17, 2005